UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $671,132 (thousands)


List of Other Included Managers: NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.



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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108   214353   548147 SH       SOLE    NONE           548147        0        0
CTRIP COM INTL LTD             ADR              22943F100    24725   420565 SH       SOLE    NONE           420565        0        0
GOOGLE INC                     CL A             38259P508    88506   178494 SH       SOLE    NONE           178494        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    17832   597400 SH       SOLE    NONE           597400        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   165158  5059997 SH       SOLE    NONE          5059997        0        0
NETEASE COM INC                SPONSORED ADR    64110W102    50338  1101964 SH       SOLE    NONE          1101964        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   110220  1370045 SH       SOLE    NONE          1370045        0        0